ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
ACCRUED LIABILITIES
Schedule of components of accrued liabilities

Accrued liabilities consisted of the following (dollars in millions):

	December 31,
	2013	2012
Payroll and related costs	$172	$149
Interest	35	34
Volume and rebate accruals	95	85
Income taxes	80	44
Taxes other than income taxes	79	87
Restructuring and plant closing costs	55	93
Environmental accruals	5	10
Pension liabilities	12	11
Other postretirement benefits	9	12
Self-insured casualty loss reserves	12	11
Deferred revenue	11	16
Legal reserve	3	15
Asset retirement obligations	1	—
Other miscellaneous accruals	173	156

Total	$742	$723